Financial Investments and Derivatives	6 Months Ended
Jun. 30, 2026
Financial Investments and Derivatives [Abstract]
Financial investments and derivatives

7. Financial investments and derivatives

7.1 Financial investments - securities

As of June 30, 2026

	No maturity	Up to 30 days	From 181 to 365 days	Over 365 days	Cost Value	Adjustment to fair value	Fair Value
Financial assets measured at fair value through profit or loss	313,669	2	37,616	67,178	418,465	(1)	418,464
Government Bonds - LFT (1) (3)	-	-	37,614	67,176	104,790	(1)	104,789
Investment Fund Quotas	313,669	-	-	-	313,669	-	313,669
Other investments	-	2	2	2	6	-	6

Financial assets measured at fair value through other comprehensive income	-	968,257	727,087	1,506,785	3,202,128	1,338	3,203,466
Government Bonds - LFT (1) (3)	-	968,257	727,087	1,505,705	3,201,049	1,354	3,202,403
Government Bonds – NTN-B (4)	-	-	-	1,080	1,080	(16)	1,063

Financial assets measured at amortized cost	107,539	682,710	-	1,741,374	2,531,623	(21,860)	2,509,765
Government Bonds - LTN (2)	-	149,955	-	430,173	580,128	5,698	585,826
Government Bonds - NTN-F (6)	-	532,755	-	1,311,201	1,843,956	(27,558)	1,816,398
Investment Fund Quotas	107,539	-	-	-	107,539	-	107,539
Total	421,208	1,650,969	764,703	3,315,337	6,152,216	(20,523)	6,131,695

As of December 31, 2025

	No maturity	Up to 30 days	From 181 to 365 days	Over 365 days	Cost Value	Adjustment to fair value	Fair Value

Financial assets measured at fair value through profit or loss	-	-	-	42,426	42,427	8	42,435
Government Bonds - LFT (1)	-	-	-	35,195	35,195	8	35,203
Other investments	-	-	-	7,231	7,232	-	7,232
Financial assets measured at fair value through other comprehensive income	-	818,751	114,037	2,022,256	2,997,634	2,917	3,000,551
Government Bonds - LFT (1) (3)	-	818,751	114,037	2,021,222	2,996,600	2,916	2,999,516
Government Bonds – NTN-B (4)	-	-	-	1,034	1,034	1	1,035
Financial assets measured at amortized cost	99,926	199,880	141,957	2,344,670	2,883,764	7,325	2,891,089
Government Bonds - LTN (2) (5)	-	199,880	141,957	510,963	950,131	15,709	965,840
Government Bonds - NTN-F (6)	-	-	-	1,833,707	1,833,707	(8,384)	1,825,323
Investment Fund Quotas	99,926	-	-	-	99,926	-	99,926
Total	99,926	1,018,631	255,994	4,409,352	5,923,825	10,250	5,934,075

(1)	Treasury Selic (LFT): Variable interest rate bonds whose returns follow the variation of the SELIC. The Group makes the investment and receives the face value (amount invested plus interest) on the maturity date of the bond.

(2)	Fixed Treasury (LTN): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.

(3)	The Group allocated the guarantees for credit card transactions in LFT; refer to note 12.1.2 for further details.

(4)	National Treasury Notes (NTN-B): Variable income securities whose yield follows the variation of the Brazilian official inflation index (The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE) “IPCA”) plus a fixed-rate coupon. The Group makes the investment and receives the nominal value (amount invested adjusted for IPCA variation plus interest) on the security’s maturity date.

(5)	In June 2025 the business model was changed and approved by Management to reclassify a financial asset previously classified as Fair Value through Other Comprehensive Income (FVOCI) on December 31, 2024 to Financial assets measured at amortized cost. This adjustment occurred on July 1, 2025, related to the Mark-to-Market (MTM) valuation, resulting in a financial impact of R$ 24,696, so that it is measured as if it had been originally classified in the Amortized Cost category.

(6)	National Treasury Note (NTN-F): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.

7.2 Derivative Financial instruments

Fair Value and Notional values by risk factor and maturity as of June 30, 2026

	Fair Value	Notional value	Up to 30 days	From 31 to 365 days
Assets
Derivative hedging instrument of portfolio hedge accounting
Derivative financial instruments (Swap)	23,912	568,833	7,871	16,041
DI1 – futures contracts (1) (2)	-	11,032,133	-	-
Total	23,912	11,600,966	7,871	16,041

Derivatives measured at fair value through profit or loss
DI1 and DDI - futures contracts (1) (2)	1,055	432,300	1,055	-
Total	1,055	432,300	1,055	-
Total Assets	24,967	12,033,266	8,926	16,041

Liabilities
Derivatives measured at fair value through profit or loss
DI1 - futures contracts (1) (2)	8,167	11,393,400	8,167	-
Derivative financial instrument (Swap)	12,355	689,124	12,355	-
Total liabilities	20,522	12,082,524	20,522	-

Fair Value and Notional values by risk factor and maturity as of December 31, 2025

	Fair Value	Notional value	Up to 30 days	From 31 to 365 days	Over 365 days

Assets
Derivative hedging instrument of portfolio hedge accounting
Derivative financial instruments (Swap)	27,572	1,201,903	11,088	5,601	10,883
DI1 – futures contracts (1) (2)	1,299	11,779,400	1,299	-	-
Total	28,871	12,981,303	12,387	5,601	10,883

Derivatives measured at fair value through profit or loss
DI1 and DDI - futures contracts (1) (2)	145	1,274,996	145	-	-
Total	145	1,274,996	145	-	-
Total assets	29,016	14,256,299	12,532	5,601	10,883

Liabilities
Derivatives measured at fair value through profit or loss
DI1 – futures contracts (1) (2)	1,674	3,252,200	1,674	-	-
Derivative financial instrument (Swap)	14,077	661,322	14,077	-	-
Total liabilities	15,751	3,913,522	15,751	-	-

(1)	As of June 30, 2026 and December 31, 2025 – DI1 Futures Contracts are commitments to buy or sell a financial instrument at a future date, at a previously agreed price or yield. For these instruments, daily settlements are made related to changes in market prices.

(2)	PicPay started the portfolio fair value hedge of interest rate risk in February 2024.